Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: November 2019

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: November 30, 2019

(b)	Interest Period: November 15, 2019 through December 15, 2019

(c)	Determination Date: December 12, 2019

(d)	Distribution Date: December 16, 2019

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director